Banking facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Including sub-limit of:
Bank overdrafts	$ 967	$ 1,937
Amount Available
Import and export facilities
Combined limit	2,564	2,564
Including sub-limit of:
Notes payable	2,308	2,308
Bank overdrafts	641	641
Long term loans (1)	1,214	1,214
Other facilities
Export documentary credits	641	641
Revolving loan	1,923	1,923
Total	5,128	5,128
Amount Utilized
Import and export facilities
Combined limit	492	937
Including sub-limit of:
Notes payable	25	0
Bank overdrafts	0	0
Long term loans (1)	467	937
Other facilities
Export documentary credits	0	0
Revolving loan	500	1,000
Total	992	1,937
Amount Unutilized
Import and export facilities
Combined limit	2,072	1,627
Including sub-limit of:
Notes payable	2,283	2,308
Bank overdrafts	641	641
Long term loans (1)	747	277
Other facilities
Export documentary credits	641	641
Revolving loan	1,423	923
Total	$ 4,136	$ 3,191